INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summarised balance sheet
Non-current assets	$ 6,110	$ 6,496
Current assets	3,856	4,424
Non-current liabilities	(2,992)	(3,221)
Current liabilities	(1,715)	(2,131)
Net equity attributable to owners	5,259	5,568	$ 5,279	$ 5,141
Impairment	(109)
Group's carrying amount of investment	$ 46	$ 188
Percentage of associate held	28.30%	29.20%
Number of associates | item	2	2
Bioventus LLC
Summarised balance sheet
Non-current assets	$ 1,128	$ 1,021
Current assets	271	229
Non-current liabilities	(730)	(542)
Current liabilities	(288)	(191)
Net assets	381	517
Net equity attributable to owners	381	517
Group's share of net assets	108	151
Group adjustments	47	35
Impairment	(109)
Group's carrying amount of investment	$ 46	$ 186
Percentage of associate held	28.30%	29.20%
Cash distribution received	$ 1	$ 4
Other associates
Summarised balance sheet
Group's carrying amount of investment		$ 2